Debt and Credit Agreements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020 CAD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,550,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	2,300,000,000
Maximum borrowing capacity	$ 250,000,000
Commercial Paper Program [Member]
Debt Instrument [Line Items]
Maturities days of commercial paper	365 days
Hydro One Inc. [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,300,000,000